ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)																			1 Months Ended	12 Months Ended
	Sep. 10, 2024 USD ($) $ / shares shares	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) $ / shares shares	Jul. 18, 2024 USD ($) $ / shares shares	Jul. 02, 2024 USD ($) $ / shares shares	Jun. 13, 2024 USD ($) $ / shares shares	May 21, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 04, 2024 shares	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) shares	Feb. 19, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) shares	Nov. 13, 2023 USD ($) $ / shares shares	Oct. 26, 2023 USD ($) shares	Sep. 01, 2023 shares	Jul. 10, 2023 shares	Jun. 26, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	May 23, 2023 RM / shares	Apr. 19, 2023 $ / shares shares	Jun. 08, 2022 $ / shares	Nov. 17, 2021	Sep. 13, 2021 $ / shares	Jul. 24, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | RM / shares																							RM 1.00
Par value of shares | $ / shares																				$ 0.001125					$ 0.001125		$ 0.0001
Number of shares issued																			119,984
Sale of stock consideration received | $																			$ 119,388
Proceeds from Issuance or Sale of Equity | $																				$ (177,421)	$ 11,766,810	$ 18,769,326
Number of shares issued, value | $																						$ 18,769,326
Description of consolidated shares																				The Company effected a consolidation of all of the Company’s (i) authorized, issued and unissued Class A ordinary shares, (ii) authorized, issued and unissued Class B ordinary Shares, and (iii) authorized and unissued preferred shares on a 16:1 basis (the “Share Consolidation”), which was approved by the Company’s board of directors on September 9, 2024, and approved by the Company’s shareholders on October 23, 2024. The 16:1 share consolidation was retroactively reflected in the Company’s consolidated financial statements for all periods presented.
Starbox International [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired													100,000		100,000
Ownership percentage													100.00%		100.00%
Share price | $ / shares												$ 0.207		$ 0.679
Proceeds from Issuance or Sale of Equity | $													$ 2,000,000		$ 12,000,000
Number of shares issued												8,000,000	8,000,000	12,000,000	12,000,000
Number of shares issued, value | $												$ 1,656,000		$ 8,148,000
Irace Technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | $ / shares	$ 0.171	$ 0.15	$ 0.173	$ 0.185	$ 0.174
Number of shares acquired									100,000		100,000
Ownership percentage									100.00%		100.00%
Share price | $ / shares						$ 0.19	$ 0.17	$ 0.210		$ 0.1790
Proceeds from Issuance or Sale of Equity | $											$ 5,400,000
Number of shares issued	62,775,000	50,000,000	37,000,000	32,500,000	29,000,000	25,000,000	21,500,000	18,000,000		18,000,000	18,000,000
Number of shares issued, value | $	$ 10,734,525	$ 7,500,000	$ 6,401,000	$ 6,012,500	$ 5,046,000	$ 4,750,000	$ 3,655,000	$ 3,780,000		$ 3,222,000
One Eighty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired																		229,500,000
Par value of shares | $ / shares																		$ 0.0001
Ownership percentage																		51.00%
Number of shares issued																		17,510,000
Share price | $ / shares																		$ 0.001125
Sale of stock consideration received | $																		$ 53,055
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired																	8,755,000
Ownership percentage																	51.00%
Number of shares issued																	8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired																8,755,000
Ownership percentage																51.00%
Number of shares issued																8,755,000
One Eighty [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock consideration received | $																		$ 53,055,300
Share Transfer Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | $ / shares																								$ 1.00
No.of shares transferred																								50,000
Share Transfer Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | $ / shares																								$ 1.00
No.of shares transferred																								50,000
Starbox Berhad [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned, percentage																										100.00%		100.00%